Note 3 - Significant Accounting Policies - Other Intangible Assets Excluding Goodwill (Details)	12 Months Ended
Mar. 31, 2018
Tradenames, patents and trademarks [member]
Statement Line Items [Line Items]
Other Intangible Assets Excluding Goodwill, Useful Life	3-10
Computer software [member]
Statement Line Items [Line Items]
Other Intangible Assets Excluding Goodwill, Useful Life	3
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets Excluding Goodwill, Useful Life	3-5
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets Excluding Goodwill, Useful Life	3-12
Favorable leases [member]
Statement Line Items [Line Items]
Other Intangible Assets Excluding Goodwill, Useful Life	1-9